SCHEDULE OF GAIN (LOSS) OF DERIVATIVE INSTRUMENTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Embedded derivatives	$ 7,103,673	$ 7,274,230	$ (10,018,665)
Total	$ 7,103,673	$ 7,274,230	$ (10,018,665)